Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Feb. 09, 2017
Commitments and Contingencies Disclosure [Abstract]
Monthly rent		$ 289
Security deposit	$ 578	578	$ 578
Rent expense	$ 867	$ 1,362